Construction in Progress - Summary of Construction in Progress (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 37,791	¥ 30,233
Additions	16,292	24,459
Transferred to property, plant and equipment	(4,042)	(14,134)
Transferred to lease prepayments		(7)
Disposals		(2,605)
Transferred to right-of-use assets	(10,515)
Transferred to others	(304)	(155)
Ending balance	39,222	37,791
Advance payment for aircraft and flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31,680	27,543
Additions	10,512	19,973
Transferred to property, plant and equipment	(1,071)	(13,231)
Disposals		(2,605)
Transferred to right-of-use assets	(10,202)
Transferred to others	0	0
Ending balance	30,919	31,680
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,111	2,690
Additions	5,780	4,486
Transferred to property, plant and equipment	(2,971)	(903)
Transferred to lease prepayments		(7)
Transferred to right-of-use assets	(313)
Transferred to others	(304)	(155)
Ending balance	¥ 8,303	¥ 6,111